Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Share capital	Merger reserve	Contributed surplus	Retained deficit		Accumulated other comprehensive loss
Balance, beginning of year at Dec. 31, 2016		$ 1,341		$ 9	$ (402)		$ (202)
Issue of common shares upon exercise of options and DRIP		9
Shares repurchased and cancelled in 2018		0		0	0
Common shares to be repurchased and cancelled under ASPP		0			0
Stock-based compensation				1
Stock options exercised	$ 2			(2)
Earnings	436				436
Common share dividends					(101)
Other comprehensive (loss) income	26						26
Balance, end of year at Dec. 31, 2017	1,019	1,350	$ (96)	8	(67)	[1]	(176)
Equity [abstract]
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained earnings					196
Issue of common shares upon exercise of options and DRIP		11
Shares repurchased and cancelled in 2018		(57)		(4)	(37)
Common shares to be repurchased and cancelled under ASPP		(24)			(18)
Stock-based compensation				1
Stock options exercised	1			(1)
Earnings	371				371
Common share dividends					(417)
Other comprehensive (loss) income	(21)						(21)
Balance, end of year at Dec. 31, 2018	$ 823	$ 1,280	$ (96)	$ 4	(168)	[1]	$ (197)
Equity [abstract]
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained earnings					$ 95

[1]	(i) Retained deficit comprised of: Deficit arising on cashless exercise of warrants in 201314$(263) $(263)All other retained earnings 95 196 $(168) $(67)